NOTE 15 RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
NOTE 15 RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 9,263	$ 10,660	$ 3,000	$ 29,750	$ 230,000	$ 970,000	$ 1,544,500	$ 2,586,167
Monthly Salary [Member] | Chief Executive Officer [Member]
NOTE 15 RELATED PARTY TRANSACTIONS (Details) [Line Items]
Other Commitments, Description				$15,000
Series G Preferred Stock [Member]
NOTE 15 RELATED PARTY TRANSACTIONS (Details) [Line Items]
Preferred Stock, Shares Cancelled (in Shares)	100,000
Chief Executive Officer [Member]
NOTE 15 RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction	100,000			18,000
Related Party Transaction, Description of Transaction				The agreement includes Mr. Leopold's salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid. The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.
Deferred Compensation Liability, Current	116,000
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)	5,000,000		2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued	180,000		180,000
Director [Member]
NOTE 15 RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 10,000
Stock Issued During Period, Shares, Issued for Services (in Shares)	277,778